CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (21,889,212)	$ (6,148,350)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on fair market valuation of derivatives	(1,912,037)	(673,000)
Depreciation and amortization	438,783	41,309
Warrants issued with common stock and debt	5,038,986	1,355,990
Stock issued for interest expense	396,555	1,039,081
Stock issued for compensation	3,027,647
Stock issued for services	3,714,553	773,165
Equity instruments issued with debt greater than debt carrying amount	4,808,000	2,054,000
Change in accounts receivable and inventory reserve	18,140	359,126
Changes in operating assets and liabilities:
Accounts receivable	(393,700)	(41,450)
Prepaid expenses	(81,343)	(857)
Inventory	(670,180)	(75,389)
Prepaid inventory		51,988
Note receivable	173,754	(173,754)
Deposits	5,422	(3,388,887)
Accounts payable	(528,723)	973,441
Net cash used in operations	(7,853,355)	(3,853,587)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,337,370)
Purchase of intangible assets - domain names	(12,440)	(11,400)
Cash assumed in merger		100
Net cash used in investing activities	(2,349,810)	(11,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable	7,344,737	2,403,474
Proceeds from issuance of notes payable to related parties	27,500	17,502
Payment on notes payable	(303,474)	(100,000)
Payments on notes payable to related parties	(130,000)	(20,000)
Proceeds from issuance of common stock and warrants and common stock subscribed	4,014,919	1,574,542
Proceeds from issuance of common stock from the exercise of warrants	293,420
Payments by subsidiaries for non-controlling interest	(291,330)
Short swing profit payment	67,100
Net cash provided by financing activities	11,022,872	3,875,518
NET CHANGE IN CASH AND CASH EQUIVALENTS	819,707	10,631
CASH AND CASH EQUIVALENTS, beginning of period	26,943	16,312
CASH AND CASH EQUIVALENTS, end of period	846,650	26,943
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITES
Cash paid for interest	54,908	13,500
SUPPLEMENTAL DISCLOSURE FOR FINANCING ACTIVITIES
Warrant expense	$ 5,038,986	$ 1,355,990